Disclosure of number and weighted average exercise prices of warrants (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2018 CAD ($) Share	Aug. 31, 2019 CAD ($) Share	Aug. 31, 2018 CAD ($) Share	Aug. 31, 2017 CAD ($) Share
Statements [Line Items]
Number of warrants outstanding at beginning of period | Share		6,580,000	9,990,000	15,713,485
Weighted average exercise price of warrants outstanding at beginning of period | $		$ 0.136	$ 0.169	$ 0.237
Number of warrants issued pursuant to equity offerings | Share	4,575,000	2,687,500	6,550,000
Weighted average exercise price of warrants issued pursuant to equity offerings | $	$ 0.07	$ 0.120	$ 0.135
Number of warrants exercised | Share		(1,000,000)		(2,275,000)
Weighted average exercise price of warrants exercised | $		$ 0.120		$ 0.150
Number of warrants expired | Share		(10,000)	(9,960,000)	(3,448,485)
Weighted average exercise price of warrants expired | $		$ 0.490	$ 0.168	$ 0.490
Number of warrants outstanding at end of period | Share		8,257,500	6,580,000	9,990,000
Weighted average exercise price of warrants outstanding at end of period | $		$ 0.132	$ 0.136	$ 0.169